6. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and equipment

	December 31,
	2013	2012
Computer and equipment	$6,446	$6,446
Less - Accumulated depreciation and amortization	(2,187)	(1,081)
	$4,259	$5,365